Share Capital - Summary of Authorized, Issued and Outstanding Share Capital (Details) - shares	Mar. 31, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Shares Issued	451,300,000	450,900,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Shares Authorized	1,329,120	1,329,120
Shares Issued	323,558	323,079
Shares Outstanding	318,386	317,907
Special Shares
Disclosure of classes of share capital [line items]
Shares Authorized	156,000	156,000
Shares Issued	127,771	127,771
Shares Outstanding	127,771	127,771